Commitments and Contingencies	6 Months Ended
Apr. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 – COMMITMENTS AND CONTINGENCIES

The Company has filed civil suits against certain vendors for failing to deliver purchased vehicles according to the terms of the agreements. The Company demanded that the vendors refund the advances paid and compensate the Company for liquidated damages. The details are shown as follows.

Suppliers (Defendant)	Status of the case (1)	Amount involved (USD equivalent)
Shengzhou Baiyuan New Energy Vehicle Technology Co.	Successful	$1,825,816
Jiangsu Yakai Auto Sales & Service Co.	Settled out-of-court	368,989
Hengyang Jiuziming Chehui Automobile Sales and Service Co., Ltd.	Successful	36,907
Hangzhou Shicheng Auto Trading Co.	Successful	303,413
Nanning Huangyang Auto Sales Co.	Successful	100,949
Nanning Huangyang Auto Sales Co	Successful	75,392
Nanning Huangyang Auto Sales Co	Successful	48,592
Nanning Huangyang Auto Sales Co	Successful	17,338
Shanghai Aichi Yiwei Automobile Sales Co., Ltd	Pending	172,644
Guangxi Runyin Automobile Sales Co., Ltd	Pending	147,041
Gui’an New District Xinte Electric Vehicle Industry Co., Ltd.	Successful	27,333
Total		$3,124,414

(1)	The awarded damages have been collected by the Company.